UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                              Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

                             Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 55.3%
U.S. Treasury Bills - 15.8%
1.21%, 3/1/19(1)	$250,000	$250,000
2.43%, 3/1/19(1)	65,000	65,000
2.25%, 3/7/19(1)	400,000	399,851
2.16%, 3/19/19(1)	795,000	794,048
2.35%, 3/21/19(1)	500,000	499,335
2.06%, 3/26/19(1)	72,000	71,880
2.01%, 4/2/19(1)	500,000	499,065
2.07%, 4/2/19(1)	500,000	499,065
2.08%, 4/2/19(1)	750,000	748,592
2.39%, 4/4/19(1)	750,000	748,275
2.40%, 4/4/19(1)	437,500	436,492
2.23%, 4/16/19(1)	5,825	5,807
2.23%, 4/23/19(1)	700,000	697,527
2.24%, 4/23/19(1)	250,000	249,115
2.22%, 4/25/19(1)	140,100	139,629
2.49%, 6/6/19(1)	170,000	168,857
2.47%, 1/2/20(1)	140,000	137,081
2.48%, 1/2/20(1)	70,000	68,540
2.51%, 1/30/20(1)	65,000	63,500

		6,541,659

U.S. Treasury Floating Rate Notes - 17.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%),
2.42%, 3/1/19(2)	1,342,800	1,342,594
(Floating, U.S. Treasury 3M Bill MMY + 0.03%),
2.44%, 3/1/19(2)	1,316,000	1,315,864
(Floating, U.S. Treasury 3M Bill MMY + 0.04%),
2.46%, 3/1/19(2)	525,000	524,936
(Floating, U.S. Treasury 3M Bill MMY + 0.05%),
2.46%, 3/1/19(2)	1,396,700	1,395,607
(Floating, U.S. Treasury 3M Bill MMY + 0.06%),
2.48%, 3/1/19(2)	962,475	962,485
(Floating, U.S. Treasury 3M Bill MMY + 0.07%),
2.49%, 3/1/19(2)	1,676,500	1,676,532

		7,218,018

U.S. Treasury Notes - 22.0%
1.50%, 3/31/19	150,000	149,903
1.63%, 3/31/19	245,000	244,868
1.25%, 4/30/19	822,250	820,760
1.63%, 4/30/19	584,000	583,282
3.13%, 5/15/19	1,245,000	1,247,035
1.50%, 5/31/19	747,700	746,011
1.38%, 7/31/19	110,750	110,182
1.63%, 7/31/19	381,000	379,462
1.00%, 10/15/19	1,361,500	1,347,520
1.50%, 10/31/19	252,000	250,123
1.00%, 11/15/19	240,000	237,432
3.38%, 11/15/19	508,000	510,399
1.50%, 11/30/19	87,000	86,327
1.75%, 11/30/19	100,000	99,411
1.63%, 12/31/19	416,300	412,544
1.38%, 1/15/20	445,514	441,020
1.25%, 1/31/20	978,837	967,389
1.38%, 1/31/20	150,000	148,415
3.63%, 2/15/20	327,000	330,038

		9,112,121

Total U.S. Government Obligations (Cost $22,871,798)		22,871,798

Investments, at Amortized Cost ($22,871,798)		22,871,798

REPURCHASE AGREEMENTS - 48.4%
Joint Repurchase Agreements - 0.2%(3) (4)
Bank of America Securities LLC, dated 2/28/19, repurchase price $43,781
2.42%, 3/7/19	43,761	43,761
Societe Generale, New York Branch, dated 2/28/19, repurchase price $43,782
2.55%, 3/7/19	43,760	43,760

		87,521

Repurchase Agreements - 48.2%(5)
Bank of Montreal, dated 2/28/19, repurchase price $330,023
2.55%, 3/1/19	330,000	330,000
Barclays Capital, Inc., dated 2/28/19, repurchase price $2,700,191
2.55%, 3/1/19	2,700,000	2,700,000
BNP Paribas S.A., dated 2/27/19, repurchase price $500,036
2.58%, 3/1/19	500,000	500,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 48.4% continued
Repurchase Agreements - 48.2%(5) continued
BNP Paribas S.A., dated 2/28/19, repurchase price $335,024
2.58%, 3/1/19	$335,000	$335,000
BNP Paribas S.A., dated 2/28/19, repurchase price $1,503,443
2.43%, 3/25/19	1,500,000	1,500,000
Citigroup Global Markets, Inc., dated 2/28/19, repurchase price $338,158
2.60%, 3/1/19	338,134	338,134
Deutsche Bank A.G., dated 2/28/19, repurchase price $750,053
2.56%, 3/1/19	750,000	750,000
Deutsche Bank Securities, Inc., dated 2/28/19, repurchase price $1,000,066
2.40%, 3/1/19	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 2/28/19, repurchase price $35,002
2.56%, 3/1/19	35,000	35,000
Federal Reserve Bank of New York, dated 2/28/19, repurchase price $650,041
2.25%, 3/1/19	650,000	650,000
Goldman Sachs & Co., dated 2/28/19, repurchase price $1,001,852
2.38%, 3/7/19	1,000,000	1,000,000
Goldman Sachs & Co., dated 2/28/19, repurchase price $500,233
2.40%, 3/7/19	500,000	500,000
HSBC Securities (USA), Inc., dated 2/28/19, repurchase price $1,300,092
2.55%, 3/1/19	1,300,000	1,300,000
HSBC Securities (USA), Inc., dated 2/28/19, repurchase price $1,550,738
2.45%, 3/7/19	1,550,000	1,550,000
ING Financial Markets LLC, dated 2/28/19, repurchase price $400,185
2.38%, 3/6/19	400,000	400,000
JPMorgan Securities LLC, dated 2/28/19, repurchase price $1,000,070
2.55%, 3/1/19	1,000,000	1,000,000
Merrill Lynch, dated 2/28/19, repurchase price $701,587
2.40%, 3/7/19	700,000	700,000
NatWest Markets PLC, dated 2/28/19, repurchase price $1,770,125
2.55%, 3/1/19	1,770,000	1,770,000
Royal Bank of Canada, New York Branch, dated 2/28/19, repurchase price $1,600,113
2.53%, 3/1/19	1,600,000	1,600,000
Societe Generale S.A., dated 2/19/19, repurchase price $740,053
2.55%, 3/1/19	740,000	740,000
Societe Generale S.A., dated 2/28/19, repurchase price $250,231
2.55%, 3/1/19	250,000	250,000
Societe Generale, New York Branch, dated 2/28/19, repurchase price $485,467
2.55%, 3/1/19	485,000	485,000
TD Securities (USA) LLC, dated 2/28/19, repurchase price $500,231
2.55%, 3/1/19	500,000	500,000

		19,933,134

Total Repurchase Agreements (Cost $20,020,655)		20,020,655

Total Investments - 103.7% (Cost $42,892,453)		42,892,453

Liabilities less Other Assets - (3.7%)		(1,547,785)

NET ASSETS - 100.0%		$41,344,668

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$89,415	0.13% - 1.38%	4/15/19 - 1/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$530,224	0.00%	3/5/19 - 2/27/20
U.S. Treasury Bonds	$8,770,100	0.00% - 8.75%	5/15/19 - 2/15/49
U.S. Treasury Notes	$11,059,685	0.00% - 3.63%	3/31/19 - 2/15/29

Total	$20,360,009

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2019:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$42,892,453	$—	$42,892,453

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE STATEMENT OF INVESTMENT:

3M - 3 Month

MMY - Money Market Yield

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.8%(1)
Federal Farm Credit Bank - 14.5%
FFCB Bonds,
2.30%, 6/11/19	$29,000	$28,994
FFCB Discount Notes,
2.25%, 3/11/19(2)	7,000	6,996
2.29%, 3/18/19(2)	5,000	4,995
2.26%, 3/19/19(2)	4,000	3,995
2.28%, 3/22/19(2)	9,000	8,988
2.26%, 3/28/19(2)	12,000	11,980
2.18%, 4/5/19(2)	4,000	3,992
2.17%, 4/9/19(2)	13,000	12,970
2.26%, 4/10/19(2)	13,000	12,968
2.26%, 4/18/19(2)	16,000	15,952
2.28%, 4/25/19(2)	21,000	20,928
2.34%, 4/30/19(2)	4,000	3,985
2.35%, 5/2/19(2)	4,000	3,984
2.34%, 5/3/19(2)	11,000	10,955
2.29%, 5/8/19(2)	20,000	19,915
2.36%, 5/20/19(2)	6,000	5,969
2.38%, 5/21/19(2)	25,000	24,868
2.54%, 5/23/19(2)	7,000	6,960
2.30%, 5/28/19(2)	20,000	19,889
2.42%, 7/9/19(2)	15,000	14,870
2.60%, 7/16/19(2)	30,000	29,708
2.56%, 7/22/19(2)	40,000	39,600
2.56%, 7/23/19(2)	30,000	29,698
2.61%, 7/31/19(2)	30,000	29,674
2.64%, 8/6/19(2)	10,875	10,751
2.45%, 8/12/19(2)	10,000	9,890
2.66%, 8/22/19(2)	67,000	66,151
2.67%, 9/3/19(2)	20,000	19,728
2.68%, 9/10/19(2)	20,000	19,717
2.68%, 9/16/19(2)	10,000	9,854
2.68%, 9/17/19(2)	20,000	19,706
2.69%, 9/17/19(2)	42,000	41,382
2.69%, 9/24/19(2)	9,000	8,863
2.51%, 10/4/19(2)	25,000	24,626
2.71%, 10/15/19(2)	20,000	19,662
2.72%, 10/28/19(2)	15,000	14,731
2.73%, 10/31/19(2)	4,000	3,927
2.74%, 11/20/19(2)	15,000	14,703
FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%),
2.39%, 3/1/19(3)	130,000	129,996
(Floating, U.S. Federal Funds + 0.01%),
2.41%, 3/1/19(3)	45,200	45,201
(Floating, U.S. Federal Funds + 0.02%),
2.42%, 3/1/19(3)	53,000	52,999
(Floating, U.S. Federal Funds + 0.03%),
2.43%, 3/1/19(3)	85,000	84,962
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 3/1/19(3)	12,000	12,000
(Floating, U.S. Federal Funds + 0.13%),
2.53%, 3/1/19(3)	45,000	45,000
(Floating, U.S. Federal Funds + 0.15%),
2.55%, 3/1/19(3)	45,000	44,994
(Floating, ICE LIBOR USD 1M - 0.06%),
2.45%, 3/2/19(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.42%, 3/3/19(3)	35,000	34,999
(Floating, ICE LIBOR USD 1M - 0.09%),
2.43%, 3/3/19(3)	100,000	99,998
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 3/6/19(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.03%),
2.48%, 3/7/19(3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 3/8/19(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.45%, 3/11/19(3)	15,000	14,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.42%, 3/13/19(3)	75,000	74,996
(Floating, ICE LIBOR USD 1M + 0.00%),
2.49%, 3/14/19(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.03%),
2.46%, 3/15/19(3)	50,000	49,998
(Floating, ICE LIBOR USD 1M - 0.08%),
2.40%, 3/16/19(3)	37,000	37,000
(Floating, ICE LIBOR USD 1M - 0.04%),
2.45%, 3/20/19(3)	70,000	70,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.43%, 3/23/19(3)	40,000	39,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.41%, 3/25/19(3)	17,000	17,000
(Floating, ICE LIBOR USD 1M + 0.00%),
2.49%, 3/25/19(3)	32,000	32,015
(Floating, ICE LIBOR USD 3M - 0.14%),
2.68%, 3/27/19(3)	15,000	15,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.8%(1) continued
Federal Farm Credit Bank - 14.5% continued
(Floating, ICE LIBOR USD 3M - 0.14%),
2.66%, 4/1/19(3)	$60,000	$60,000
(Floating, ICE LIBOR USD 3M - 0.14%),
2.55%, 5/13/19(3)	50,000	50,000

		1,977,680

Federal Home Loan Bank - 22.1%
FHLB Bonds,
2.50%, 5/20/19	65,000	64,996
2.43%, 6/6/19	90,000	90,000
1.00%, 9/26/19	15,000	14,862
1.50%, 10/21/19	35,000	34,721
FHLB Discount Notes,
2.27%, 3/8/19(2)	27,000	26,988
2.40%, 3/8/19(2)	45,000	44,979
2.40%, 4/10/19(2)	80,000	79,787
2.43%, 4/10/19(2)	40,000	39,893
2.43%, 4/12/19(2)	40,000	39,887
2.43%, 4/22/19(2)	27,000	26,906
2.28%, 4/24/19(2)	25,000	24,911
2.41%, 4/24/19(2)	145,000	144,482
2.44%, 5/1/19(2)	30,000	29,878
2.42%, 5/2/19(2)	20,000	19,916
2.41%, 5/3/19(2)	111,750	111,280
2.41%, 5/10/19(2)	165,000	164,231
2.42%, 5/17/19(2)	100,000	99,485
2.43%, 5/17/19(2)	299,550	298,009
2.50%, 5/20/19(2)	110,000	109,394
2.51%, 5/20/19(2)	110,000	109,394
2.50%, 5/28/19(2)	85,000	84,484
2.50%, 6/4/19(2)	55,000	54,636
2.46%, 6/13/19(2)	20,000	19,860
2.54%, 6/19/19(2)	45,000	44,656
2.44%, 6/21/19(2)	120,000	119,091
2.52%, 6/21/19(2)	10,000	9,924
FHLB Notes,
(Floating, U.S. SOFR + 0.02%),
2.40%, 3/1/19(3)	35,000	35,000
(Floating, U.S. SOFR + 0.08%),
2.45%, 3/1/19(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.45%, 3/5/19(3)	135,000	135,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.40%, 3/15/19(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.10%),
2.39%, 3/20/19(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.40%, 3/20/19(4)	33,000	33,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.44%, 3/20/19(3)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.43%, 3/21/19(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.39%, 3/23/19(3)	90,000	90,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.43%, 3/24/19(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.12%),
2.37%, 3/25/19(4)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.42%, 3/26/19(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.42%, 3/27/19(3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.45%, 3/28/19(3)	65,000	65,000
(Floating, ICE LIBOR USD 3M - 0.16%),
2.63%, 4/5/19(3)	16,000	16,007
(Floating, ICE LIBOR USD 3M - 0.20%),
2.45%, 5/26/19(3)	65,000	65,000

		3,000,657

Federal Home Loan Mortgage Corporation - 1.0%
FHLMC Notes,
(Floating, U.S. SOFR + 0.02%),
2.41%, 3/1/19(3)	130,000	130,000

Federal National Mortgage Association - 0.2%
FNMA Notes,
(Floating, U.S. SOFR + 0.10%),
2.47%, 3/1/19(3)	25,000	25,000

Total U.S. Government Agencies (Cost $5,133,337)		5,133,337

U.S. GOVERNMENT OBLIGATIONS - 16.4%
U.S. Treasury Bills - 2.4%
2.35%, 3/21/19(2)	120,000	119,841
2.29%, 5/23/19(2)	55,000	54,712
2.49%, 6/6/19(2)	5,000	4,966
2.48%, 7/5/19(2)	15,000	14,869
2.49%, 7/5/19(2)	40,000	39,651
2.47%, 1/2/20(2)	50,000	48,957

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 16.4% continued
U.S. Treasury Bills - 2.4% continued
2.48%, 1/2/20(2)	$25,000	$24,479
2.48%, 1/30/20(2)	15,000	14,657

		322,132

U.S. Treasury Floating Rate Notes - 1.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%),
2.42%, 3/1/19(3)	60,000	59,973
(Floating, U.S. Treasury 3M Bill MMY + 0.04%),
2.46%, 3/1/19(3)	85,000	84,988
(Floating, U.S. Treasury 3M Bill MMY + 0.06%),
2.48%, 3/1/19(3)	21,000	21,000

		165,961

U.S. Treasury Notes - 12.8%
1.63%, 3/31/19	105,000	104,943
1.25%, 4/30/19	106,000	105,824
1.63%, 4/30/19	212,000	211,753
3.13%, 5/15/19	225,000	225,361
1.38%, 7/31/19	50,000	49,745
1.63%, 7/31/19	180,000	179,272
1.00%, 10/15/19	65,000	64,326
1.50%, 10/31/19	135,000	134,032
3.38%, 11/15/19	100,000	100,485
1.50%, 11/30/19	70,000	69,459
1.63%, 12/31/19	140,000	138,737
1.38%, 1/15/20	60,000	59,395
3.63%, 2/15/20	300,000	302,787

		1,746,119

Total U.S. Government Obligations (Cost $2,234,212)		2,234,212

Investments, at Amortized Cost ($7,367,549)		7,367,549

REPURCHASE AGREEMENTS - 45.9%
Joint Repurchase Agreements - 1.5%(5) (6)
Bank of America Securities LLC, dated 2/28/19, repurchase price $99,734
2.42%, 3/7/19	99,687	99,687
Societe Generale, New York Branch, dated 2/28/19, repurchase price $99,736
2.55%, 3/7/19	99,687	99,687

		199,374

Repurchase Agreements - 44.4%(7)
Bank of America N.A., dated 2/28/19, repurchase price $650,046
2.57%, 3/1/19	650,000	650,000
Bank of Nova Scotia, dated 2/28/19, repurchase price $265,019
2.55%, 3/1/19	265,000	265,000
Bank of Nova Scotia, dated 2/28/19, repurchase price $1,300,093
2.57%, 3/1/19	1,300,000	1,300,000
BNP Paribas S.A., dated 2/28/19, repurchase price $100,007
2.59%, 3/1/19	100,000	100,000
BNP Paribas S.A., dated 2/4/19, repurchase price $200,380
2.44%, 3/4/19	200,000	200,000
BNP Paribas S.A., dated 2/19/19, repurchase price $200,461
2.44%, 3/25/19	200,000	200,000
Citigroup Global Markets, Inc., dated 2/28/19, repurchase price $107,971
2.60%, 3/1/19	107,963	107,963
Citigroup Global Markets, Inc., dated 2/28/19, repurchase price $608,695
2.62%, 3/1/19	608,651	608,651
Federal Reserve Bank of New York, dated 2/28/19, repurchase price $250,016
2.25%, 3/1/19	250,000	250,000
Goldman Sachs & Co., dated 2/28/19, repurchase price $340,024
2.50%, 3/1/19	340,000	340,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 45.9% continued
Repurchase Agreements - 44.4%(7) continued
HSBC Securities (USA), Inc., dated 2/28/19, repurchase price $1,150,550
2.46%, 3/7/19	$1,150,000	$1,150,000
JPMorgan Securities LLC, dated 2/28/19, repurchase price $375,026
2.57%, 3/1/19	375,000	375,000
Royal Bank of Canada, New York Branch, dated 2/27/19, repurchase price $500,233
2.40%, 3/6/19	500,000	500,000

		6,046,614

Total Repurchase Agreements (Cost $6,245,988)		6,245,988

Total Investments - 100.1% (Cost $13,613,537)		13,613,537

Liabilities less Other Assets - (0.1%)		(14,604)

NET ASSETS - 100.0%		$13,598,933

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of February 28, 2019 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$203,689	0.13% - 1.38%	4/15/19 - 1/15/20

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$214,738	0.00% - 4.25%	3/7/19 - 8/17/38
FHLMC	$910,114	0.00% - 8.00%	5/30/19 - 2/1/49
FNMA	$1,832,629	0.00% - 7.25%	9/6/19 - 2/1/57
GNMA	$1,898,401	2.50% - 8.00%	3/15/23 - 2/20/49
TVA	$1,128	0.00%	6/15/35 - 1/15/38
U.S. Treasury Bills	$4,790	0.00%	5/30/19 - 1/2/20
U.S. Treasury Bonds	$272,575	0.00% - 3.75%	5/15/19 - 8/15/47
U.S. Treasury Notes	$1,068,311	0.13% - 3.63%	5/31/19 - 8/15/28

Total	$6,202,686

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2019:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$13,613,537	$—	$13,613,537

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

SOFR - Secured Overnight Financing Rate

TVA - Tennessee Valley Authority

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.7%(1)
Federal Farm Credit Bank - 16.0%
FFCB Bonds,
2.30%, 6/11/19	$50,305	$50,295
FFCB Discount Notes,
2.28%, 3/1/19(2)	50,000	50,000
2.24%, 3/5/19(2)	50,000	49,988
2.25%, 3/11/19(2)	13,000	12,992
2.29%, 3/18/19(2)	10,000	9,989
2.26%, 3/19/19(2)	9,000	8,990
2.19%, 3/22/19(2)	14,000	13,982
2.28%, 3/22/19(2)	16,000	15,979
2.26%, 3/28/19(2)	23,000	22,962
2.18%, 4/5/19(2)	9,000	8,981
2.17%, 4/9/19(2)	25,000	24,942
2.26%, 4/12/19(2)	24,000	23,938
2.26%, 4/18/19(2)	29,000	28,914
2.43%, 4/22/19(2)	21,000	20,927
2.28%, 4/25/19(2)	39,000	38,866
2.34%, 4/30/19(2)	9,000	8,964
2.43%, 4/30/19(2)	50,000	49,801
2.35%, 5/2/19(2)	9,000	8,964
2.34%, 5/3/19(2)	22,000	21,911
2.53%, 5/6/19(2)	25,000	24,886
2.29%, 5/8/19(2)	30,000	29,867
2.51%, 5/8/19(2)	18,000	17,920
2.51%, 5/17/19(2)	11,000	10,942
2.36%, 5/20/19(2)	12,000	11,938
2.38%, 5/21/19(2)	50,000	49,736
2.54%, 5/23/19(2)	13,000	12,925
2.30%, 5/28/19(2)	30,000	29,827
2.54%, 5/28/19(2)	20,000	19,885
2.36%, 6/10/19(2)	17,000	16,889
2.35%, 6/17/19(2)	22,000	21,847
2.39%, 7/3/19(2)	22,000	21,821
2.42%, 7/9/19(2)	30,000	29,741
2.47%, 7/16/19(2)	37,000	36,656
2.45%, 8/12/19(2)	25,000	24,724
2.67%, 8/26/19(2)	15,000	14,805
2.67%, 9/3/19(2)	30,000	29,592
2.68%, 9/10/19(2)	25,000	24,646
2.68%, 9/16/19(2)	18,000	17,737
2.68%, 9/17/19(2)	30,000	29,559
2.69%, 9/17/19(2)	23,000	22,662
2.69%, 9/24/19(2)	17,000	16,741
2.51%, 10/2/19(2)	25,000	24,630
2.71%, 10/15/19(2)	30,000	29,493
2.72%, 10/28/19(2)	25,000	24,551
2.73%, 10/31/19(2)	6,000	5,891
2.79%, 11/1/19(2)	4,000	3,925
2.64%, 11/18/19(2)	49,000	48,073
2.74%, 11/20/19(2)	20,000	19,604
FFCB Notes,
(Floating, U.S. Federal Funds - 0.03%),
2.38%, 3/1/19(3)	100,000	99,986
(Floating, U.S. Federal Funds - 0.01%),
2.39%, 3/1/19(3)	139,500	139,493
(Floating, U.S. Federal Funds + 0.00%),
2.40%, 3/1/19(3)	115,000	115,000
(Floating, U.S. Federal Funds + 0.02%),
2.42%, 3/1/19(3)	11,000	11,000
(Floating, U.S. Federal Funds + 0.03%),
2.43%, 3/1/19(3)	150,000	149,930
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 3/1/19(3)	100,000	100,000
(Floating, U.S. Federal Funds + 0.12%),
2.52%, 3/1/19(3)	38,000	37,994
(Floating, U.S. Federal Funds + 0.13%),
2.53%, 3/1/19(3)	75,000	75,000
(Floating, U.S. Federal Funds + 0.15%),
2.55%, 3/1/19(3)	30,000	29,995
(Floating, ICE LIBOR USD 1M - 0.09%),
2.43%, 3/2/19(3)	130,000	129,993
(Floating, ICE LIBOR USD 1M - 0.06%),
2.45%, 3/2/19(3)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.03%),
2.48%, 3/7/19(3)	169,000	169,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.40%, 3/8/19(3)	150,000	149,995
(Floating, ICE LIBOR USD 1M - 0.03%),
2.49%, 3/9/19(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.45%, 3/10/19(3)	150,000	149,998
(Floating, ICE LIBOR USD 1M - 0.07%),
2.45%, 3/11/19(3)	30,000	29,998
(Floating, ICE LIBOR USD 1M - 0.10%),
2.40%, 3/13/19(3)	175,000	174,996
(Floating, ICE LIBOR USD 1M - 0.08%),
2.42%, 3/13/19(3)	210,000	209,990
(Floating, ICE LIBOR USD 1M + 0.00%),
2.49%, 3/14/19(3)	80,000	80,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.7%(1) continued
Federal Farm Credit Bank - 16.0% continued
(Floating, ICE LIBOR USD 1M - 0.03%),
2.46%, 3/15/19(3)	$170,000	$169,994
(Floating, ICE LIBOR USD 1M - 0.08%),
2.40%, 3/16/19(3)	131,000	131,000
(Floating, ICE LIBOR USD 1M - 0.03%),
2.46%, 3/20/19(3)	90,000	89,995
(Floating, ICE LIBOR USD 1M - 0.07%),
2.43%, 3/23/19(3)	70,000	69,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.41%, 3/25/19(3)	166,000	165,998
(Floating, ICE LIBOR USD 3M - 0.14%),
2.68%, 3/27/19(3)	20,000	20,000
(Floating, ICE LIBOR USD 3M - 0.15%),
2.63%, 4/17/19(3)	115,000	114,997
(Floating, ICE LIBOR USD 3M - 0.14%),
2.55%, 5/13/19(3)	85,000	85,000

		3,952,249

Federal Home Loan Bank - 30.7%
FHLB Bonds,
1.50%, 3/8/19	97,190	97,173
1.38%, 3/18/19	50,000	49,975
2.50%, 5/20/19	110,000	109,993
2.43%, 6/5/19	250,000	250,000
2.43%, 6/6/19	150,000	150,000
1.63%, 6/14/19	85,000	84,769
0.88%, 8/5/19	40,000	39,696
1.50%, 10/21/19	65,285	64,765
FHLB Discount Notes,
2.39%, 3/6/19(2)	250,000	249,917
2.44%, 3/7/19(2)	86,000	85,966
2.27%, 3/8/19(2)	54,000	53,975
2.40%, 3/8/19(2)	100,000	99,954
2.40%, 4/10/19(2)	130,000	129,653
2.43%, 4/10/19(2)	55,000	54,853
2.43%, 4/12/19(2)	65,000	64,816
2.43%, 4/22/19(2)	84,000	83,709
2.28%, 4/24/19(2)	55,000	54,804
2.41%, 4/24/19(2)	233,000	232,170
2.41%, 4/26/19(2)	510,000	508,091
2.36%, 4/30/19(2)	275,000	273,898
2.44%, 5/1/19(2)	90,000	89,632
2.42%, 5/2/19(2)	30,000	29,874
2.41%, 5/3/19(2)	199,500	198,661
2.42%, 5/17/19(2)	200,000	198,968
2.50%, 5/20/19(2)	200,000	198,898
2.51%, 5/20/19(2)	200,000	198,898
2.36%, 5/22/19(2)	250,000	248,633
2.43%, 5/22/19(2)	372,000	369,966
2.50%, 5/28/19(2)	150,000	149,089
2.43%, 5/29/19(2)	65,000	64,611
2.46%, 5/29/19(2)	400,000	397,604
2.50%, 6/4/19(2)	105,000	104,306
2.46%, 6/13/19(2)	45,000	44,684
2.54%, 6/19/19(2)	75,000	74,427
2.44%, 6/21/19(2)	230,000	228,258
2.52%, 6/21/19(2)	17,000	16,871
FHLB Notes,
(Floating, U.S. SOFR + 0.02%),
2.39%, 3/1/19(3)	315,500	315,500
(Floating, U.S. SOFR + 0.02%),
2.40%, 3/1/19(3)	50,000	50,000
(Floating, U.S. SOFR + 0.08%),
2.45%, 3/1/19(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.45%, 3/5/19(3)	240,000	240,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.42%, 3/6/19(3)	225,000	225,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.44%, 3/20/19(3)	115,000	115,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.43%, 3/21/19(3)	275,000	275,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.39%, 3/23/19(3)	160,000	160,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.43%, 3/24/19(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.12%),
2.37%, 3/25/19(4)	235,000	235,000
(Floating, ICE LIBOR USD 3M - 0.21%),
2.61%, 3/25/19(3)	185,000	185,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.42%, 3/26/19(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.45%, 3/28/19(3)	115,000	115,000
(Floating, ICE LIBOR USD 3M - 0.20%),
2.45%, 5/26/19(3)	110,000	110,000

		7,567,057

Total U.S. Government Agencies (Cost $11,519,306)		11,519,306

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 16.2%
U.S. Treasury Bills - 3.2%
2.35%, 3/21/19(2)	$215,000	$214,714
2.29%, 5/23/19(2)	100,000	99,475
2.32%, 6/20/19(2)	200,000	198,582
2.48%, 7/5/19(2)	35,000	34,695
2.49%, 7/5/19(2)	85,000	84,258
2.47%, 1/2/20(2)	85,000	83,228
2.48%, 1/2/20(2)	40,000	39,166
2.48%, 1/30/20(2)	35,000	34,200

		788,318

U.S. Treasury Floating Rate Notes - 1.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%),
2.42%, 3/1/19(3)	109,000	108,951
(Floating, U.S. Treasury 3M Bill MMY + 0.04%),
2.46%, 3/1/19(3)	150,000	149,979

		258,930

U.S. Treasury Notes - 11.9%
1.63%, 3/31/19	195,000	194,894
1.25%, 4/30/19	187,000	186,689
1.63%, 4/30/19	231,000	230,733
3.13%, 5/15/19	460,000	460,738
1.38%, 7/31/19	80,000	79,593
1.63%, 7/31/19	315,000	313,726
1.00%, 10/15/19	110,000	108,860
1.50%, 10/31/19	235,000	233,315
3.38%, 11/15/19	185,000	185,898
1.50%, 11/30/19	125,000	124,034
1.63%, 12/31/19	250,000	247,744
1.38%, 1/15/20	300,000	296,974
3.63%, 2/15/20	275,000	277,555

		2,940,753

Total U.S. Government Obligations (Cost $3,988,001)		3,988,001

Investments, at Amortized Cost ($15,507,307)		15,507,307

REPURCHASE AGREEMENTS - 36.2%(5)
Repurchase Agreements - 36.2%
Bank of America N.A., dated 2/28/19, repurchase price $935,066
2.57%, 3/1/19	935,000	935,000
Barclays Capital, Inc., dated 2/28/19, repurchase price $620,044
2.55%, 3/1/19	620,000	620,000
BNP Paribas S.A., dated 2/28/19, repurchase price $360,026
2.58%, 3/1/19	360,000	360,000
Citigroup Global Markets, Inc., dated 2/28/19, repurchase price $115,125
2.62%, 3/1/19	115,117	115,117
Federal Reserve Bank of New York, dated 2/28/19, repurchase price $75,005
2.25%, 3/1/19	75,000	75,000
HSBC Securities (USA), Inc., dated 2/28/19, repurchase price $500,036
2.55%, 3/1/19	500,000	500,000
JPMorgan Securities LLC, dated 2/28/19, repurchase price $950,067
2.55%, 3/1/19	950,000	950,000
JPMorgan Securities LLC, dated 2/28/19, repurchase price $1,860,133
2.57%, 3/1/19	1,860,000	1,860,000
Merrill Lynch, dated 2/28/19, repurchase price $700,050
2.57%, 3/1/19	700,000	700,000
Royal Bank of Canada, New York Branch, dated 2/28/19, repurchase price $850,060
2.55%, 3/1/19	850,000	850,000
Societe Generale S.A., dated 2/19/19, repurchase price $770,055
2.55%, 3/1/19	770,000	770,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS - 36.2%(5) continued
Repurchase Agreements - 36.2% continued
Societe Generale S.A., dated 2/28/19, repurchase price $1,000,072
2.57%, 3/1/19	$1,000,000	$1,000,000
Societe Generale, New York Branch, dated 2/28/19, repurchase price $175,012
2.55%, 3/1/19	175,000	175,000

		8,910,117

Total Repurchase Agreements (Cost $8,910,117)		8,910,117

Total Investments - 99.1% (Cost $24,417,424)		24,417,424

Other Assets less Liabilities - 0.9%		223,456

NET ASSETS - 100.0%		$24,640,880

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of February 28, 2019 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$21,011	2.38% - 3.27%	9/10/27 - 1/24/33
FHLMC	$1,296,391	0.00% - 6.50%	8/12/21 - 2/1/49
FNMA	$1,960,875	0.00% - 7.00%	10/30/20 - 6/1/56
GNMA	$1,194,890	2.50% - 8.00%	12/20/32 - 3/15/57
U.S. Treasury Bills	$678,789	0.00%	3/5/19 - 1/2/20
U.S. Treasury Bonds	$1,180,314	0.00% - 8.50%	11/15/19 - 2/15/49
U.S. Treasury Notes	$2,797,739	0.13% - 3.63%	8/15/19 - 1/15/29

Total	$9,130,009

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2019:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$24,417,424	$—	$24,417,424

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9%
Alabama - 1.2%
Hoover Housing Variable Revenue Refunding Bonds, Royal Oaks Apartments Project,
1.78%, 3/8/19(1) (2)	$4,500	$4,500
Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project
(JPMorgan Chase Bank N.A. LOC),
1.77%, 3/8/19(1) (2)	500	500

		5,000

Arizona - 0.4%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series C, Banner Health
(Bank of America N.A. LOC),
1.72%, 3/1/19(1) (2)	1,500	1,500

California - 1.1%
California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments,
1.76%, 3/8/19(1) (2)	4,500	4,500

Colorado - 4.9%
Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project
(U.S. Bank N.A. LOC),
1.77%, 3/8/19(1) (2)	5,935	5,935
Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian Schools
(Five Star Bank LOC),
1.74%, 3/8/19(1) (2)	7,645	7,645
Colorado State Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project
(JPMorgan Chase Bank N.A. LOC),
1.75%, 3/8/19(1) (2)	195	195
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-A3,
1.73%, 3/8/19(1) (2)	1,300	1,300
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-B-2,
1.73%, 3/8/19(1) (2)	1,700	1,700
Colorado State HFA SFM Adjustable Revenue Refunding Bonds, Class I
(GNMA Insured),
1.74%, 3/8/19(1) (2)	3,200	3,200

		19,975

District of Columbia - 0.3%
District of Columbia Water & Sewer Authority Public Utility Variable Revenue Bonds, Subseries B-2, Subordinate Lien,
1.73%, 3/8/19(1) (2)	1,260	1,260

Florida - 3.6%
Florida State HFA MFH Adjustable Revenue Bonds, Series XX
(FNMA Insured),
1.74%, 3/8/19(1) (2)	4,800	4,800
Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1,
1.74%, 3/8/19(1) (2)	3,600	3,600
Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System,
1.73%, 3/8/19(1) (2)	1,110	1,110
Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove
(Washington Mutual Bank LOC),
1.80%, 3/8/19(1) (2)	4,185	4,185
Sunshine Florida State Governmental Financing Commission Variable Revenue Bonds, Series A, Miami Dade County Program
(MUFG Union Bank N.A. LOC),
1.74%, 3/8/19(1) (2)	1,005	1,005

		14,700

Georgia - 4.7%
Bacon Industrial Building Authority Adjustable Revenue Bonds, Series B (AMT), D.L Lee & Sons, Inc. Project
(Branch Banking & Trust LOC),
1.79%, 3/8/19(1) (2)	3,135	3,135

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Georgia - 4.7% continued
Fulton County Development Authority Variable Revenue Bonds, King’s Ridge Christian School
(Branch Banking & Trust Co. LOC),
1.75%, 3/8/19(1) (2)	$10,000	$10,000
Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project
(Branch Banking & Trust LOC),
1.79%, 3/8/19(1) (2)	1,125	1,125
Municipal Electric Authority of Georgia Variable Revenue Bonds, Project One, Subseries B
(PNC Bank N.A. LOC),
1.75%, 3/8/19(1) (2)	5,000	5,000

		19,260

Illinois - 14.2%
Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern,
1.71%, 3/1/19(1) (2)	5,545	5,545
Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project
(PNC Bank N.A. LOC),
1.76%, 3/8/19(1) (2)	1,900	1,900
Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project
(BMO Harris Bank N.A. LOC),
1.77%, 3/8/19(1) (2)	5,100	5,100
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Augustana College
(Harris Bank Joliet LOC),
1.75%, 3/8/19(1) (2)	4,890	4,890
Illinois State Finance Authority Adjustable Revenue Bonds, North Western University,
1.73%, 3/8/19(1) (2)	3,750	3,750
Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments,
1.80%, 3/8/19(1) (2)	4,110	4,110
Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski
(Nordea Bank AB LOC),
1.89%, 3/8/19(1) (2)	5,425	5,425
Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership
(Citibank N.A. LOC),
1.78%, 3/8/19(1) (2)	1,700	1,700
Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical Center
(PNC Bank N.A. LOC),
1.68%, 3/1/19(1) (2)	8,700	8,700
Illinois State Finance Authority Variable Revenue Refunding Bonds, OSF Healthcare System
(PNC Bank N.A. LOC),
1.68%, 3/1/19(1) (2)	1,500	1,500
Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanston Hospital Corp.,
1.75%, 3/8/19(1) (2)	5,500	5,500
Savanna Industrial Development Variable Revenue Bonds, Metform LLC Project
(Bank of America N.A. LOC),
1.83%, 3/8/19(1) (2)	3,400	3,400
Southwestern Development Authority Variable Revenue Bonds, Arizona, Inc. Project
(FHLB Insured),
1.81%, 3/8/19(1) (2)	800	800
Southwestern Illinois Development Authority Solid Waste Disposal Facilities Variable Revenue Bonds, Series B, Center Ethanol Co. LLC
(Reliance Bank LOC),
1.87%, 3/8/19(1) (2)	6,000	6,000

		58,320

Indiana - 0.3%
Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project
(U.S. Bank N.A. LOC),
1.87%, 3/8/19(1) (2)	1,195	1,195

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Iowa - 7.8%
Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC),
1.75%, 3/8/19(1) (2)	$3,560	$3,560
Iowa State Finance Authority Educational Facility Variable Revenue Bonds, Holy Family Catholic Schools (U.S. Bank N.A. LOC),
1.69%, 3/1/19(1) (2)	2,000	2,000
Iowa State Finance Authority Health Facilities Variable Revenue Refunding Bonds, Unitypoint Health Project (Union Bank N.A. LOC),
1.68%, 3/1/19(1) (2)	11,200	11,200
Iowa State Finance Authority Midwestern Disaster Area Variable Revenue Bonds, Archer Daniels Midland,
1.80%, 3/8/19(1) (2)	6,500	6,500
Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC),
1.75%, 3/8/19(1) (2)	2,755	2,755
Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC),
1.69%, 3/1/19(1) (2)	3,545	3,545
Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Private College Facility (Bank of America N.A. LOC),
1.69%, 3/1/19(1) (2)	2,500	2,500

		32,060

Kansas - 0.3%
Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC),
1.80%, 3/8/19(1) (2)	1,000	1,000

Kentucky - 0.5%
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Series B, Norton Healthcare, Inc. (PNC Bank N.A. LOC),
1.71%, 3/1/19(1) (2)	2,100	2,100

Louisiana - 3.1%
East Baton Rouge Parish IDB Revenue Bonds, Series B, ExxonMobil Project,
1.72%, 3/1/19(1) (2)	2,000	2,000
East Baton Rouge Parish Pollution Control Variable Revenue Refunding Bonds, ExxonMobil Project,
1.73%, 3/1/19(1) (2)	400	400
East Baton Rouge Parish Solid Waste Adjustable Revenue Bonds, ExxonMobil Project,
1.72%, 3/1/19(1) (2)	2,400	2,400
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC),
1.80%, 3/8/19(1) (2)	5,000	5,000
Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured),
1.82%, 3/8/19(1) (2)	2,900	2,900

		12,700

Maryland - 0.1%
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Mercey Ridge (Manufacturers & Traders LOC),
1.74%, 3/8/19(1) (2)	290	290

Massachusetts - 0.1%
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC),
1.76%, 3/8/19(1) (2)	535	535

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Michigan - 4.5%
Michigan State Building Authority Facilities Program Variable Revenue Refunding Bonds, Series I (Citibank N.A. LOC),
1.80%, 3/8/19(1) (2)	$4,200	$4,200
Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC),
1.75%, 3/8/19(1) (2)	2,355	2,355
Michigan State Finance Authority Variable Revenue Bonds, Series D, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC),
1.75%, 3/8/19(1) (2)	900	900
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, CS Facilities LLC Project (MUFG Union Bank N.A. LOC),
1.78%, 3/8/19(1) (2)	8,000	8,000
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ LOC),
1.78%, 3/8/19(1) (2)	3,000	3,000

		18,455

Minnesota - 4.2%
Bloomington MFH Variable Revenue Refunding Bonds, Series A-1 (AMT), Norlan Partner (FNMA Insured),
1.85%, 3/8/19(1) (2)	4,590	4,590
Minneapolis Student Residence Variable Revenue Bonds, Riverton Community Housing Project (Bridgewater Bank LOC),
1.84%, 3/8/19(1) (2)	5,425	5,425
Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA LOC),
1.83%, 3/8/19(1) (2)	3,480	3,480
New Brighton MFH Variable Revenue Bonds, Golden Pond Housing Project (FNMA LOC),
1.85%, 3/8/19(1) (2)	920	920
Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project,
1.86%, 3/8/19(1) (2)	3,000	3,000

		17,415

Mississippi - 6.0%
Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	2,000	2,000
Jackson County Port Facility Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	1,700	1,700
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	2,400	2,400
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	3,400	3,400
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	1,900	1,900
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	4,900	4,900
1.72%, 3/1/19(1) (2)	1,300	1,300
1.75%, 3/8/19(1) (2)	4,400	4,400
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series H, Chevron U.S.A., Inc. Project,
1.69%, 3/1/19(1) (2)	2,475	2,475

		24,475

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Missouri - 1.6%
Platte County IDA Housing Adjustable Revenue Refunding Bonds, Wexford Place Project,
1.81%, 3/8/19(1) (2)	$100	$100
Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC),
1.80%, 3/8/19(1) (2)	4,540	4,540
Springfield IDA Variable Revenue Bonds, ABEC, Inc. Project (Guaranty Bank LOC),
1.83%, 3/8/19(1) (2)	1,760	1,760

		6,400

New Mexico - 0.7%
New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Series A, Villas San Ignacio (FHLMC LOC),
1.75%, 3/8/19(1) (2)	3,000	3,000

New York - 9.1%
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC),
1.71%, 3/1/19(1) (2)	250	250
New York City Adjustable G.O. Unlimited Bonds, Subseries G-6 (Mizuho Bank Ltd. LOC),
1.76%, 3/1/19(1) (2)	2,400	2,400
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Bonds, Second General Resolution,
1.72%, 3/1/19(1) (2)	2,600	2,600
1.78%, 3/1/19(1) (2)	500	500
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Subseries B,
1.68%, 3/1/19(1) (2)	1,900	1,900
New York City Transitional Finance Authority Adjustable Future Tax Secured Revenue Bonds,
1.76%, 3/1/19(1) (2)	2,550	2,550
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Subseries A-6,
1.72%, 3/1/19(1) (2)	15,400	15,400
New York City Variable G.O. Unlimited Bonds, Subseries E-5 (TD Bank N.A. LOC),
1.68%, 3/1/19(1) (2)	5,515	5,515
RBC Municipal Products, Inc., Trust Floater Certificates For All Revenue Bonds, Series E-124 (Royal Bank of Canada LOC),
1.75%, 3/1/19(1) (2) (3)	5,000	5,000
Saint Lawrence County Industrial Development Agency Variable Revenue Bonds, United Helpers Independent Living Corp. (NBT Bank N.A. LOC),
1.77%, 3/8/19(1) (2)	1,380	1,380

		37,495

North Carolina - 0.7%
Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC),
1.79%, 3/8/19(1) (2)	3,000	3,000

Ohio - 2.3%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series C, Catholic Healthcare (Union Bank N.A. LOC),
1.73%, 3/1/19(1) (2)	3,850	3,850
Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project,
1.74%, 3/8/19(1) (2)	600	600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Ohio - 2.3% continued
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC),
(Floating, SIFMA Municipal Swap Index Yield + 0.20%),
1.94%, 3/7/19(2)	$5,000	$5,000

		9,450

Oregon - 0.2%
Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC),
1.82%, 3/8/19(1) (2)	700	700

Pennsylvania - 1.5%
RBC Municipal Products, Inc., Trust Floater Certificates For All Revenue Bonds, Series E-111 (Royal Bank of Canada LOC),
1.75%, 3/1/19(1) (2)	3,000	3,000
West Cornwall Township Municipal Authority Senior Living Facility Variable Revenue Bonds, Lebanon Valley (PNC Bank N.A. LOC),
1.74%, 3/8/19(1) (2)	2,950	2,950

		5,950

South Carolina - 3.1%
South Carolina Public Service,
(Bank of America N.A. LOC),
1.75%, 4/2/19	12,668	12,666

Tennessee - 1.4%
Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvement (County Gtd.),
1.76%, 3/8/19(1) (2)	3,600	3,600
Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.),
1.76%, 3/8/19(1) (2)	400	400
Sevier County Public Building Authority Variable Revenue Bonds, Series V-V B-1, Local Government Public Improvement (Branch Banking & Trust LOC),
1.76%, 3/8/19(1) (2)	1,830	1,830

		5,830

Texas - 17.2%
Aledo Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
1.78%, 3/8/19(1) (2)	3,300	3,300
Bexar County Health Facilities Corp. Health Care Revenue Bonds, Series A, El Centro Del Barrio (JPMorgan Chase Bank N.A. LOC),
1.80%, 3/8/19(1) (2)	5,000	5,000
Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC),
1.81%, 3/8/19(1) (2)	500	500
Bexar County Housing Finance Corp. Variable Revenue Bonds, Series A, Summit Hills Apartments Project,
1.83%, 3/8/19(1) (2)	3,500	3,500
Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corp. Project,
1.82%, 3/8/19(1) (2)	4,000	4,000
Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series A (AMT), ExxonMobil Project,
1.72%, 3/1/19(1) (2)	2,300	2,300
Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series B (AMT), ExxonMobil Project,
1.72%, 3/1/19(1) (2)	6,500	6,500
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital,
1.73%, 3/1/19(1) (2)	1,000	1,000
Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC),
1.76%, 3/8/19(1) (2)	195	195

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Texas - 17.2% continued
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Series A, ExxonMobil Project,
1.73%, 3/1/19(1) (2)	$2,200	$2,200
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Subseries B-2 (AMT),
1.72%, 3/1/19(1) (2)	5,835	5,835
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT),
1.72%, 3/1/19(1) (2)	2,600	2,600
Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC),
1.76%, 3/8/19(1) (2)	2,000	2,000
Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building (PSF-Gtd.),
1.78%, 3/8/19(1) (2)	445	445
San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan San Pedro Apartments Project (FHLMC LOC),
1.74%, 3/8/19(1) (2)	5,500	5,500
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Methodist Hospitals of Dallas Project (TD Bank N.A. LOC),
1.68%, 3/1/19(1) (2)	3,180	3,180
Tarrant County Cultural Educational Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Methodist Hospitals Dallas (TD Bank N.A. LOC),
1.71%, 3/1/19(1) (2)	1,300	1,300
Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments,
1.74%, 3/8/19(1) (2)	7,000	7,000
Texas State Department of Housing & Community Affairs Variable Revenue Bonds, Series A-1 (AMT), Timber Point Apartments (FHLMC LOC),
1.80%, 3/8/19(1) (2)	4,930	4,930
Texas State TRANS,
4.00%, 8/29/19	9,300	9,403

		70,688

Utah - 1.7%
Murray City Hospital Variable Revenue Bonds, Series C, IHC Health Services, Inc.,
1.71%, 3/1/19(1) (2)	2,000	2,000
Utah State Corp. MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC Insured),
1.76%, 3/8/19(1) (2)	5,080	5,080

		7,080

Washington - 1.1%
Washington State Housing Finance Commission Variable Revenue Bonds, Series A (AMT), Whisperwood Apartments Project (FNMA Insured),
1.80%, 3/8/19(1) (2)	4,650	4,650

West Virginia - 1.1%
West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC),
1.76%, 3/8/19(1) (2)	4,580	4,580

Wisconsin - 0.7%
Milwaukee RANS, Series M10,
4.00%, 9/30/19	3,000	3,039

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.9% continued
Municipal States Pooled Securities - 0.2%
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492,
1.77%, 3/8/19(1) (2) (3)	$1,000	$1,000

Total Municipal Investments (Cost $410,255)		410,268

Total Investments - 99.9% (Cost $410,255)		410,268

Other Assets less Liabilities - 0.1%		387

NET ASSETS - 100.0%		$410,655

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

Percentages shown are based on Net Assets.

At February 28, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	20.3%
Hospital	18.4
IDB & PCR	15.2
School	10.4
State	8.0
Industrial	6.1
City	5.8
All other sectors less than 5%	15.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of February 28, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Investments(1)	$—	$410,268	$—	$410,268

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

TRANS - Tax and Revenue Anticipation Notes

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 17.0%
ABS Other - 17.0%
Antalis S.A.,
2.85%, 4/3/19(1)	$1,000	$998
Barton Capital S.A.,
2.62%, 5/23/19	25,000	24,849
Bennington Stark Capital Co. LLC,
2.81%, 4/18/19	16,000	15,945
2.64%, 5/14/19	30,000	29,841
CAFCO LLC,
2.78%, 3/21/19	9,990	9,976
2.66%, 8/15/19	30,000	29,639
Cedar Springs Capital Co. LLC,
2.85%, 4/15/19(1)	7,500	7,500
2.66%, 5/7/19	5,250	5,224
Charta Corp. LLC,
2.74%, 4/23/19	6,750	6,724
2.69%, 5/1/19	15,250	15,183
2.60%, 6/13/19	27,000	26,800
Concord Minutemen Capital Co. LLC, Class A,
2.89%, 4/8/19	7,000	6,981
2.88%, 4/12/19(1)	8,000	8,003
2.85%, 4/15/19(1)	6,750	6,753
2.70%, 5/10/19	15,000	14,924
CRC Funding LLC,
2.83%, 3/26/19	18,645	18,612
2.60%, 6/13/19	27,000	26,798
Crown Point Capital Co. LLC,
2.54%, 3/5/19	35,000	34,988
(Floating, ICE LIBOR USD 1M + 0.20%),
2.70%, 3/12/19(1) (2)	10,000	10,000
2.89%, 4/9/19	18,000	17,950
2.88%, 4/12/19(1)	12,000	12,005
Kells Funding LLC,
2.61%, 5/10/19(1)	29,000	28,856
2.61%, 6/17/19(1)	25,000	24,806
Lexington Parker Capital Co. LLC,
2.64%, 5/15/19	35,000	34,812
Matchpoint Finance PLC,
2.61%, 5/21/19	20,000	19,879
Mont Blanc Capital Corp.,
2.63%, 5/17/19	17,368	17,271
Ridgefield Funding Co. LLC,
2.84%, 3/8/19	25,000	24,986
(Floating, ICE LIBOR USD 1M + 0.19%),
2.68%, 3/15/19(1) (2)	25,000	25,000
2.94%, 5/3/19	15,000	14,932
Thunder Bay Funding LLC,
2.51%, 3/15/19	15,000	14,985
Victory Receivables Corp.,
2.59%, 5/28/19	11,500	11,427

		546,647

Total ABS Commercial Paper (Cost $546,610)		546,647

CERTIFICATES OF DEPOSIT - 36.7%
Banking - 35.4%
ABN AMRO Bank N.V., Amsterdam Branch,
2.84%, 3/1/19	25,000	25,000
Bank of Montreal, Chicago Branch,
2.75%, 8/6/19	30,000	30,017
BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.14%),
2.64%, 3/12/19(2)	30,000	30,007
(Floating, ICE LIBOR USD 1M + 0.17%),
2.65%, 3/18/19(3)	19,000	19,002
(Floating, ICE LIBOR USD 3M + 0.15%),
2.92%, 4/26/19(3)	15,000	15,003
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.17%),
2.92%, 4/29/19(3)	10,000	10,005
Credit Agricole CIB, New York Branch,
2.83%, 5/20/19	9,165	9,169
Credit Industrial et Commercial, London Branch,
2.87%, 8/2/19	25,000	25,028
Credit Industrial et Commercial, Paris Branch,
2.69%, 7/15/19	35,000	35,015
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.34%),
3.14%, 4/5/19(3)	20,000	20,010
(Floating, ICE LIBOR USD 3M + 0.25%),
3.05%, 4/8/19(2)	20,000	20,023
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York,
2.67%, 5/29/19	25,000	25,003

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.7% continued
Banking - 35.4% continued
2.63%, 6/19/19	$25,000	$25,001
ING Bank N.V., Amsterdam Branch,
2.84%, 7/18/19	25,000	24,762
KBC Bank N.V., Brussels Branch,
2.73%, 4/23/19	34,000	34,007
2.63%, 5/21/19	25,000	25,002
Kookmin Bank, New York,
2.73%, 5/6/19	15,000	15,003
Korea Development Bank, New York Branch,
2.70%, 4/8/19	13,000	13,002
2.72%, 8/8/19	18,000	18,002
Mitsubishi UFJ Trust & Banking Corp.,
2.84%, 3/1/19	6,900	6,900
2.79%, 4/16/19	25,000	25,008
2.74%, 4/30/19	28,000	28,008
Mizuho Bank Ltd., New York Branch,
2.74%, 4/15/19	5,000	5,002
2.70%, 4/17/19	9,250	9,252
2.77%, 4/17/19	14,500	14,505
National Australia Bank Ltd., London Branch,
2.66%, 6/28/19	20,000	20,007
Natixis S.A., New York Branch,
2.85%, 5/8/19	20,000	20,013
(Floating, ICE LIBOR USD 3M + 0.16%),
2.80%, 5/20/19(3)	20,000	20,008
Nordea Bank AB, New York Branch,
2.63%, 8/15/19	30,000	30,002
Norinchukin Bank, New York Branch,
2.65%, 5/1/19	25,000	25,005
Oversea-Chinese Banking Corp. Ltd.,
2.70%, 4/17/19	25,000	25,006
2.56%, 5/20/19	35,000	35,001
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.17%),
2.94%, 3/7/19(2)	15,000	15,007
(Floating, ICE LIBOR USD 3M + 0.21%),
2.99%, 3/11/19(2)	12,000	12,016
(Floating, ICE LIBOR USD 1M + 0.15%),
2.65%, 3/13/19(3)	15,000	15,001
2.62%, 4/17/19	15,000	15,001
Shizuoka Bank Ltd., New York Branch,
2.85%, 3/5/19	20,000	20,001
2.72%, 4/22/19	5,000	5,001
2.65%, 5/13/19	25,000	25,001
Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.18%),
2.92%, 5/7/19(3)	15,000	15,006
(Floating, ICE LIBOR USD 3M + 0.20%),
2.93%, 5/7/19(2)	20,000	20,019
Sumitomo Mitsui Banking Corp., New York Branch,
2.75%, 3/4/19	15,000	15,000
2.75%, 3/11/19	30,000	30,003
2.80%, 5/9/19	10,000	10,005
Sumitomo Mitsui Trust Bank Ltd., London,
2.80%, 4/16/19	15,000	15,006
2.75%, 5/29/19	25,000	25,011
2.67%, 6/13/19	7,000	7,002
2.64%, 6/24/19	25,000	25,004
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%),
2.84%, 3/4/19(2)	15,000	15,005
(Floating, ICE LIBOR USD 1M + 0.12%),
2.62%, 3/12/19(2)	25,000	25,000
(Floating, ICE LIBOR USD 3M + 0.20%),
2.99%, 3/15/19(3)	15,000	15,003
2.71%, 7/5/19	1,500	1,501
Toronto Dominion Bank, New York Branch,
2.72%, 5/1/19	18,000	18,008
2.57%, 6/14/19	30,000	30,005
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.25%),
3.05%, 4/5/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M + 0.14%),
2.92%, 4/10/19(2)	35,000	35,026
(Floating, ICE LIBOR USD 3M + 0.18%),
2.97%, 4/15/19(2)	20,000	20,026
(Floating, ICE LIBOR USD 3M + 0.23%),
2.88%, 5/28/19(2)	20,000	20,032

		1,140,468

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.7% continued
Finance Companies - 1.3%
Invesco Senior Income Trust,
2.57%, 3/7/19(4) (5)	$42,000	$42,000

Total Certificates Of Deposit (Cost $1,182,334)		1,182,468

COMMERCIAL PAPER - 16.8%
Banking - 14.7%
BPCE S.A.,
2.57%, 3/4/19(1)	15,000	14,996
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.20%),
3.00%, 4/12/19(3)	20,000	20,009
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.22%),
3.03%, 4/3/19(1) (3)	25,000	25,005
(Floating, ICE LIBOR USD 3M + 0.11%),
2.90%, 4/4/19(1) (2)	20,000	20,007
DBS Bank Ltd.,
2.50%, 3/18/19(1)	15,000	14,981
2.62%, 4/1/19(1)	15,000	14,966
2.74%, 4/11/19(1)	20,000	19,941
DBS Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%),
2.64%, 3/25/19(1) (3)	25,000	25,003
Korea Development Bank, New York Branch,
2.87%, 5/7/19	10,750	10,699
National Australia Bank Ltd.,
2.85%, 1/13/20	18,500	18,056
National Australia Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.19%),
2.97%, 3/11/19(1) (2)	15,000	15,018
(Floating, ICE LIBOR USD 3M + 0.20%),
2.99%, 3/15/19(1) (3)	7,750	7,751
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.16%),
2.64%, 3/18/19(1) (2)	25,000	25,003
(Floating, ICE LIBOR USD 3M + 0.19%),
2.97%, 4/10/19(1) (3)	26,500	26,505
Swedbank AB,
2.61%, 8/19/19	25,000	24,694
Toronto Dominion Bank,
2.45%, 3/1/19	40,000	39,997
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%),
2.64%, 3/25/19(1) (3)	26,000	26,000
(Floating, ICE LIBOR USD 3M + 0.27%),
3.09%, 3/26/19(1) (3)	20,000	20,003
(Floating, ICE LIBOR USD 3M + 0.21%),
2.84%, 5/28/19(1) (2)	25,000	25,000
UBS A.G., London Branch,
(Floating, ICE LIBOR USD 3M + 0.33%),
3.13%, 4/9/19(3)	20,000	20,014
United Overseas Bank Ltd.,
2.61%, 4/5/19(1)	25,000	24,939
2.93%, 5/28/19(1)	14,500	14,409
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.22%),
3.01%, 4/4/19(1) (3)	20,000	20,002

		472,998

Brokerage - 1.2%
JPMorgan Securities LLC,
(Floating, ICE LIBOR USD 3M + 0.14%),
2.94%, 4/8/19(1) (2)	15,250	15,262
2.78%, 7/8/19(1)	25,000	24,757

		40,019

Life Insurance - 0.9%
Prudential Funding LLC,
2.48%, 3/1/19	28,750	28,748

Total Commercial Paper (Cost $541,651)		541,765

EURODOLLAR TIME DEPOSITS - 12.1%
Banking - 11.7%
Australia and New Zealand Banking Group,
2.43%, 3/5/19	130,000	130,000
Bank of Montreal, London Branch,
2.45%, 3/1/19	45,250	45,250
Credit Industrial et Commercial, Paris Branch,
2.45%, 3/1/19	100,000	100,000
Mizuho Bank Ltd., New York Branch,
2.42%, 3/1/19	28,000	28,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 12.1% continued
Banking - 11.7% continued
Zuercher Kantonalbank, Zurich Branch,
2.48%, 3/1/19	$75,000	$75,000

		378,250

Foreign Local Government - 0.4%
NRW.BANK, Dusseldorf Branch,
2.45%, 3/1/19	12,250	12,250

Total Eurodollar Time Deposits (Cost $390,500)		390,500

U.S. GOVERNMENT OBLIGATIONS - 12.4%
U.S. Treasury Bills - 12.4%
1.90%, 3/1/19(6)	15,000	15,000
2.29%, 3/1/19(6)	30,000	30,000
2.41%, 3/1/19(6)	50,000	50,000
2.34%, 3/26/19(6)	50,000	49,917
2.38%, 4/11/19(6)	50,000	49,863
2.23%, 4/23/19(6)	100,000	99,648
2.27%, 4/23/19(6)	25,000	24,912
2.37%, 5/23/19(6)	80,000	79,558

		398,898

Total U.S. Government Obligations (Cost $398,898)		398,898

MUNICIPAL INVESTMENTS - 0.6%
Colorado - 0.6%
Colorado State Housing & Finance Authority Variable Taxable Revenue Refunding Multifamily Project Bonds,
2.43%, 3/8/19(4) (5)	17,500	17,500

Total Municipal Investments (Cost $17,500)		17,500

Investments, at Value (Cost $3,077,493)		3,077,778

REPURCHASE AGREEMENTS - 4.4%(7)
Repurchase Agreements - 4.4%
Citigroup Global Markets, Inc., dated 2/28/19, repurchase price $7,001
2.62%, 3/1/19	7,000	7,000
Credit Suisse Securities, dated 2/28/19, repurchase price $10,019
2.50%, 3/1/19	10,000	10,000
HSBC Securities (USA), Inc., dated 2/28/19, repurchase price $15,001
2.50%, 3/1/19	15,000	15,000
JPMorgan Securities LLC, dated 2/28/19, repurchase price $30,058
2.50%, 3/1/19	30,000	30,000
JPMorgan Securities LLC, dated 1/25/18, repurchase price $25,778
2.80%, 3/1/19	25,000	25,000
JPMorgan Securities LLC, dated 2/28/19, repurchase price $15,033
2.80%, 3/1/19	15,000	15,000
Merrill Lynch, dated 2/28/19, repurchase price $25,052
2.70%, 3/1/19	25,000	25,000
Societe Generale S.A., dated 2/28/19, repurchase price $15,031
2.65%, 3/1/19	15,000	15,000

		142,000

Total Repurchase Agreements (Cost $142,000)		142,000

Total Investments - 100.0% (Cost $3,219,493)		3,219,778

Liabilities less Other Assets - (0.0%)		(291)

NET ASSETS - 100.0%		$3,219,487

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(2)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable rate security. Rate as of February 28, 2019 is disclosed.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	Discount rate at the time of purchase.
(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)		COUPON RATES	MATURITY DATES
Commercial Paper	$42,000		0.00%	4/26/19 - 6/21/19
Common Stocks	$27,561		0.00%	—
Corporate Bonds	$74,894		1.63% - 9.00%	8/30/19 - 1/25/49
GNMA	$6		6.00%	9/20/38
U.S. Treasury Bonds	$—	*	3.00%	2/15/47
U.S. Treasury Notes	$7,140		0.38% - 2.25%	1/31/22 - 1/15/27

Total	$151,601

*	Amount rounds to less than one thousand.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of February 28, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
ABS Commercial Paper(1)	$—	$546,647	$—	$546,647
Certificates of Deposit(1)	—	1,182,468	—	1,182,468
Commercial Paper(1)	—	541,765	—	541,765
Eurodollar Time Deposits(1)	—	390,500	—	390,500
U.S. Government Obligations(1)	—	398,898	—	398,898
Municipal Investments(1)	—	17,500	—	17,500
Repurchase Agreements(1)	—	142,000	—	142,000

Total Investments	$—	$3,219,778	$—	$3,219,778

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

CIB - Corporate and Investment Bank

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.2%(1)
Federal Farm Credit Bank - 16.4%
FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%),
2.39%, 3/1/19(2)	$30,000	$29,999
(Floating, U.S. Federal Funds + 0.00%),
2.40%, 3/1/19(2)	20,000	20,000
(Floating, U.S. Federal Funds + 0.01%),
2.41%, 3/1/19(2)	7,000	7,000
(Floating, U.S. Federal Funds + 0.02%),
2.42%, 3/1/19(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%),
2.54%, 3/1/19(2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.43%, 3/2/19(2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.45%, 3/2/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.42%, 3/3/19(2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 3/8/19(2)	20,000	19,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.42%, 3/13/19(2)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.12%),
2.61%, 3/20/19(2)	13,300	13,311
(Floating, ICE LIBOR USD 1M + 0.00%),
2.49%, 3/25/19(2)	5,000	5,003
(Floating, ICE LIBOR USD 1M - 0.07%),
2.43%, 3/28/19(3)	7,000	7,000

		142,312

Federal Home Loan Bank - 19.6%
FHLB Discount Notes,
2.40%, 3/8/19(4)	25,000	24,988
2.42%, 4/17/19(4)	25,000	24,921
2.42%, 4/22/19(4)	25,000	24,913
2.44%, 6/21/19(4)	15,000	14,887
FHLB Notes,
(Floating, U.S. SOFR + 0.02%),
2.39%, 3/1/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.45%, 3/5/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.13%),
2.37%, 3/14/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.42%, 3/20/19(2)	2,500	2,500
(Floating, ICE LIBOR USD 1M - 0.06%),
2.43%, 3/21/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.42%, 3/22/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.43%, 3/24/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.18%),
2.64%, 3/27/19(2)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.10%),
2.39%, 3/28/19(2)	10,000	10,000

		170,209

Federal Home Loan Mortgage Corporation - 1.2%
FHLMC Notes,
(Floating, U.S. SOFR + 0.02%),
2.41%, 3/1/19(2)	10,000	10,000

Total U.S. Government Agencies (Cost $322,521)		322,521

U.S. GOVERNMENT OBLIGATIONS - 24.2%
U.S. Treasury Bills - 20.1%
1.90%, 3/1/19(4)	10,000	10,000
2.34%, 3/21/19(4)	10,000	9,987
2.34%, 3/26/19(4)	15,000	14,975
2.39%, 4/4/19(4)	10,000	9,977
2.38%, 4/11/19(4)	30,000	29,918
2.41%, 4/11/19(4)	25,000	24,932
2.23%, 4/23/19(4)	35,000	34,877
2.37%, 5/23/19(4)	15,000	14,917
2.41%, 6/20/19(4)	25,000	24,815

		174,398

U.S. Treasury Floating Rate Notes - 2.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%),
2.46%, 3/1/19(2)	5,000	4,999
(Floating, U.S. Treasury 3M Bill MMY + 0.05%),
2.46%, 3/1/19(2)	10,000	9,999
(Floating, U.S. Treasury 3M Bill MMY + 0.12%),
2.54%, 3/1/19(2)	5,000	5,001

		19,999

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.2% continued
U.S. Treasury Notes - 1.8%
1.25%, 6/30/19	$15,000	$14,939

Total U.S. Government Obligations (Cost $209,336)		209,336

Investments, at Amortized Cost ( $531,857)		531,857

REPURCHASE AGREEMENTS - 38.7%
Joint Repurchase Agreements - 4.3%(5) (6)
Bank of America Securities LLC, dated 2/28/19, repurchase price $18,940
2.42%, 3/7/19	18,931	18,931
Societe Generale, New York Branch, dated 2/28/19, repurchase price $18,940
2.55%, 3/7/19	18,931	18,931

		37,862

Repurchase Agreements - 34.4%(7)
Bank of America N.A., dated 2/28/19, repurchase price $75,005
2.57%, 3/1/19	75,000	75,000
BNP Paribas S.A., dated 2/28/19, repurchase price $50,004
2.58%, 3/1/19	50,000	50,000
Citigroup Global Markets, Inc., dated 2/28/19, repurchase price $107,957
2.62%, 3/1/19	107,949	107,949
JPMorgan Securities LLC, dated 2/28/19, repurchase price $65,005
2.57%, 3/1/19	65,000	65,000

		297,949

Total Repurchase Agreements (Cost $335,811)		335,811

Total Investments - 100.1% (Cost $867,668)		867,668

Liabilities less Other Assets - (0.1%)		(1,031)

NET ASSETS - 100.0%		$866,637

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)

Variable rate security. Rate as of February 28, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable rate security. Rate as of February 28, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$38,682	0.13% - 1.38%	4/15/19 - 1/15/20

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$15	3.00%	5/1/42
FNMA	$4,541	3.50% - 6.50%	8/1/26 - 8/1/48
GNMA	$139,644	3.00% - 4.50%	10/20/46 - 9/20/48
U.S. Treasury Bonds	$23,310	0.00% - 4.25%	5/15/19 - 11/15/45
U.S. Treasury Notes	$137,806	0.13% - 2.25%	9/30/19 - 1/15/28

Total	$305,316

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2019:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$867,668	$—	$867,668

(1)	Classifications as defined in the Schedule of Investments.

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2019 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	April 25, 2019

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 25, 2019